Restructuring, Impairment and Other Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Schedule of Net Restructuring, Impairment and Other Charges

2016	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$6	$6	$12	$—	$3	$15
Corporate	2	1	3	—	—	3
Total	$8	$7	$15	$—	$3	$18

2015	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$19	$5	$24	$7	$22	$53
Office Products	1	2	3	1	—	4
Total	$20	$7	$27	$8	$22	$57

2014	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
Print	$1	$6	$7	$103	$17	$127
Office Products	4	2	6	(1)	—	5
Total	$5	$8	$13	$102	$17	$132

Schedule of Changes in the Restructuring Reserve

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$13	$8	$2	$(15)	$8
Multi-employer pension plan withdrawal obligations	20	2	—	(4)	18
Lease terminations and other	4	5	—	(7)	2
Total	$37	$15	$2	$(26)	$28

The restructuring reserve as of December 31, 2015 and 2014, and changes during the year ended December 31, 2015, were as follows:

	December 31, 2014	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2015
Employee terminations	$4	$20	$1	$(12)	$13
Multi-employer pension plan withdrawal obligations	21	1	2	(4)	20
Lease terminations and other	5	6	—	(7)	4
Total	$30	$27	$3	$(23)	$37